Other disclosures - Risk Management and Principal Risks - Credit risk concentrations by industry (audited) (Details) - GBP (£)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
On-balance sheet
Cash and balances at central banks	£ 150,258,000,000	£ 177,069,000,000	£ 171,082,000,000
Cash collateral and settlement balance assets	83,256,000,000	77,222,000,000
Loans and advances at amortised cost	339,115,000,000	326,406,000,000
Reverse repurchase agreements and other similar secured lending	3,379,000,000	2,308,000,000
Trading portfolio assets	114,195,000,000	104,187,000,000
Financial assets at fair value through the income statement	133,086,000,000	149,648,000,000
Derivative financial instruments	229,236,000,000	222,538,000,000
Financial assets at fair value through other comprehensive income	65,750,000,000	52,816,000,000
Other assets	1,375,000,000	1,006,000,000
Assets	1,140,229,000,000	1,133,300,000,000	£ 1,133,200,000,000
Off-balance sheet
Contingent liabilities	24,527,000,000	20,303,000,000
Total off-balance sheet	358,982,000,000	344,526,000,000
Total	1,414,036,000,000	1,410,915,000,000
Credit risk [member]
On-balance sheet
Cash and balances at central banks	150,258,000,000	177,069,000,000
Cash collateral and settlement balance assets	83,256,000,000	77,222,000,000
Loans and advances at amortised cost	339,115,000,000	326,406,000,000
Reverse repurchase agreements and other similar secured lending	3,379,000,000	2,308,000,000
Trading portfolio assets	58,117,000,000	64,517,000,000
Financial assets at fair value through the income statement	125,591,000,000	143,629,000,000
Derivative financial instruments	229,236,000,000	222,538,000,000
Financial assets at fair value through other comprehensive income	64,727,000,000
Financial investments - debt securities		51,694,000,000
Other assets	1,375,000,000	1,006,000,000
Assets	1,055,054,000,000	1,066,389,000,000
Off-balance sheet
Contingent liabilities		20,303,000,000
Loan commitments	334,455,000,000	324,223,000,000
Total off-balance sheet	358,982,000,000	344,526,000,000
Banks [member]
Off-balance sheet
Total	188,160,000,000	200,751,000,000
Banks [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	7,000,000	0
Cash collateral and settlement balance assets	16,599,000,000	17,341,000,000
Loans and advances at amortised cost	8,788,000,000	9,478,000,000
Reverse repurchase agreements and other similar secured lending	1,172,000,000	1,368,000,000
Trading portfolio assets	2,872,000,000	3,500,000,000
Financial assets at fair value through the income statement	10,747,000,000	30,374,000,000
Derivative financial instruments	125,323,000,000	123,769,000,000
Financial assets at fair value through other comprehensive income	18,596,000,000
Financial investments - debt securities		12,135,000,000
Other assets	897,000,000	580,000,000
Assets	185,001,000,000	198,545,000,000
Off-balance sheet
Contingent liabilities	1,250,000,000	939,000,000
Loan commitments	1,909,000,000	1,267,000,000
Total off-balance sheet	3,159,000,000	2,206,000,000
Other financial institutions [member]
Off-balance sheet
Total	328,675,000,000	303,626,000,000
Other financial institutions [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	73,000,000	0
Cash collateral and settlement balance assets	55,262,000,000	48,398,000,000
Loans and advances at amortised cost	20,473,000,000	18,653,000,000
Reverse repurchase agreements and other similar secured lending	2,134,000,000	865,000,000
Trading portfolio assets	9,049,000,000	9,550,000,000
Financial assets at fair value through the income statement	97,849,000,000	96,378,000,000
Derivative financial instruments	83,285,000,000	80,376,000,000
Financial assets at fair value through other comprehensive income	4,370,000,000
Financial investments - debt securities		2,250,000,000
Other assets	322,000,000	426,000,000
Assets	272,817,000,000	256,896,000,000
Off-balance sheet
Contingent liabilities	8,043,000,000	3,840,000,000
Loan commitments	47,815,000,000	42,890,000,000
Total off-balance sheet	55,858,000,000	46,730,000,000
Manufacturing [member]
Off-balance sheet
Total	60,007,000,000	58,936,000,000
Manufacturing [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	516,000,000	498,000,000
Loans and advances at amortised cost	8,323,000,000	8,775,000,000
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	2,787,000,000	3,825,000,000
Financial assets at fair value through the income statement	634,000,000	0
Derivative financial instruments	2,049,000,000	2,390,000,000
Financial assets at fair value through other comprehensive income	0
Financial investments - debt securities		0
Other assets	1,000,000	0
Assets	14,310,000,000	15,488,000,000
Off-balance sheet
Contingent liabilities	3,549,000,000	3,470,000,000
Loan commitments	42,148,000,000	39,978,000,000
Total off-balance sheet	45,697,000,000	43,448,000,000
Construction and Property [member]
Off-balance sheet
Total	50,054,000,000	50,669,000,000
Construction and Property [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	64,000,000	75,000,000
Loans and advances at amortised cost	24,403,000,000	23,565,000,000
Reverse repurchase agreements and other similar secured lending	0	37,000,000
Trading portfolio assets	1,053,000,000	897,000,000
Financial assets at fair value through the income statement	6,909,000,000	8,914,000,000
Derivative financial instruments	2,273,000,000	1,993,000,000
Financial assets at fair value through other comprehensive income	286,000,000
Financial investments - debt securities		200,000,000
Other assets	5,000,000	0
Assets	34,993,000,000	35,681,000,000
Off-balance sheet
Contingent liabilities	703,000,000	626,000,000
Loan commitments	14,358,000,000	14,362,000,000
Total off-balance sheet	15,061,000,000	14,988,000,000
Government and central bank [member]
Off-balance sheet
Total	274,055,000,000	285,884,000,000
Government and central bank [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	150,178,000,000	177,069,000,000
Cash collateral and settlement balance assets	9,251,000,000	9,235,000,000
Loans and advances at amortised cost	23,847,000,000	12,764,000,000
Reverse repurchase agreements and other similar secured lending	73,000,000	38,000,000
Trading portfolio assets	33,092,000,000	34,968,000,000
Financial assets at fair value through the income statement	5,353,000,000	5,331,000,000
Derivative financial instruments	7,811,000,000	5,987,000,000
Financial assets at fair value through other comprehensive income	40,763,000,000
Financial investments - debt securities		36,973,000,000
Other assets	2,000,000	0
Assets	270,370,000,000	282,365,000,000
Off-balance sheet
Contingent liabilities	1,981,000,000	1,890,000,000
Loan commitments	1,704,000,000	1,629,000,000
Total off-balance sheet	3,685,000,000	3,519,000,000
Energy and water [member]
Off-balance sheet
Total	45,202,000,000	42,936,000,000
Energy and water [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	536,000,000	386,000,000
Loans and advances at amortised cost	5,346,000,000	5,515,000,000
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	2,996,000,000	4,202,000,000
Financial assets at fair value through the income statement	45,000,000	32,000,000
Derivative financial instruments	3,077,000,000	2,791,000,000
Financial assets at fair value through other comprehensive income	0
Financial investments - debt securities		0
Other assets	7,000,000	0
Assets	12,007,000,000	12,926,000,000
Off-balance sheet
Contingent liabilities	3,318,000,000	3,491,000,000
Loan commitments	29,877,000,000	26,519,000,000
Total off-balance sheet	33,195,000,000	30,010,000,000
Wholesale and retail distribution and leisure [member]
Off-balance sheet
Total	27,271,000,000	29,051,000,000
Wholesale and retail distribution and leisure [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	51,000,000	223,000,000
Loans and advances at amortised cost	10,031,000,000	11,609,000,000
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	842,000,000	1,202,000,000
Financial assets at fair value through the income statement	0	13,000,000
Derivative financial instruments	562,000,000	486,000,000
Financial assets at fair value through other comprehensive income	0
Financial investments - debt securities		0
Other assets	2,000,000	0
Assets	11,488,000,000	13,533,000,000
Off-balance sheet
Contingent liabilities	1,072,000,000	952,000,000
Loan commitments	14,711,000,000	14,566,000,000
Total off-balance sheet	15,783,000,000	15,518,000,000
Business and other services [member]
Off-balance sheet
Total	52,316,000,000	53,829,000,000
Business and other services [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	642,000,000	717,000,000
Loans and advances at amortised cost	17,125,000,000	19,716,000,000
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	3,158,000,000	3,481,000,000
Financial assets at fair value through the income statement	3,569,000,000	2,178,000,000
Derivative financial instruments	1,520,000,000	2,004,000,000
Financial assets at fair value through other comprehensive income	430,000,000
Financial investments - debt securities		136,000,000
Other assets	109,000,000	0
Assets	26,553,000,000	28,232,000,000
Off-balance sheet
Contingent liabilities	2,831,000,000	3,455,000,000
Loan commitments	22,932,000,000	22,142,000,000
Total off-balance sheet	25,763,000,000	25,597,000,000
Home loans [member]
Off-balance sheet
Total	164,897,000,000	159,589,000,000
Home loans [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	0	0
Loans and advances at amortised cost	154,479,000,000	150,284,000,000
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	358,000,000	405,000,000
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	0
Financial investments - debt securities		0
Other assets	0	0
Assets	154,837,000,000	150,689,000,000
Off-balance sheet
Contingent liabilities	0	0
Loan commitments	10,060,000,000	8,900,000,000
Total off-balance sheet	10,060,000,000	8,900,000,000
Cards, unsecured loans and other personal lending [member]
Off-balance sheet
Total	180,202,000,000	182,054,000,000
Cards, unsecured loans and other personal lending [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	0	0
Loans and advances at amortised cost	55,232,000,000	55,298,000,000
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	0	0
Derivative financial instruments	2,000,000	0
Financial assets at fair value through other comprehensive income	0
Financial investments - debt securities		0
Other assets	18,000,000	0
Assets	55,252,000,000	55,298,000,000
Off-balance sheet
Contingent liabilities	109,000,000	116,000,000
Loan commitments	124,841,000,000	126,640,000,000
Total off-balance sheet	124,950,000,000	126,756,000,000
Other [member]
Off-balance sheet
Total	43,197,000,000	43,590,000,000
Other [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	335,000,000	349,000,000
Loans and advances at amortised cost	11,068,000,000	10,749,000,000
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	2,268,000,000	2,892,000,000
Financial assets at fair value through the income statement	127,000,000	4,000,000
Derivative financial instruments	3,334,000,000	2,742,000,000
Financial assets at fair value through other comprehensive income	282,000,000
Financial investments - debt securities		0
Other assets	12,000,000	0
Assets	17,426,000,000	16,736,000,000
Off-balance sheet
Contingent liabilities	1,671,000,000	1,524,000,000
Loan commitments	24,100,000,000	25,330,000,000
Total off-balance sheet	£ 25,771,000,000	£ 26,854,000,000